Secured note liability	6 Months Ended
Jun. 30, 2023
Secured note liability [Abstract]
Secured note liability
11.	Secured notes liability

(a)	2022 Secured Note

On February 25, 2022, the Company, through its wholly-owned subsidiary, KSM Mining ULC (“KSMCo”) signed a definitive agreement to sell a secured note (or “2022 Secured Note”) that is to be exchanged at maturity for a silver royalty on its 100% owned KSM Project (“KSM”) to institutional investors (“Investors”) for US$225 million. The transaction closed on March 24, 2022. The key terms of the 2022 Secured Note include:

●	When the 2022 Secured Note matures, the Investors will use all of the principal amount repaid on maturity to purchase a 60% gross silver royalty (the “Silver Royalty”). Maturity occurs upon the first to occur of:

a)	Commercial production being achieved at KSM; and

b)	Either on February 25, 2032, the 10-year anniversary, or if the Environmental Assessment Certificate (“EAC”) expires and the Investors do not exercise their right to put the 2022 Secured Note to the Company, on February 25, 2032, the 13-year anniversary of the issue date of the 2022 Secured Note.

●	Prior to its maturity, the 2022 Secured Note bears interest at 6.5% per annum, payable quarterly in arrears. The Company can elect to satisfy interest payments in cash or by delivering common shares.

●	The Company has the option to buyback 50% of the Silver Royalty, once exchanged on or before 3 years after commercial production has been achieved, for an amount that provides the Investors a minimum guaranteed annualized return.

●	If project financing to develop, construct and place KSM into commercial production is not in place by February 25, 2027, the Investors can put the 2022 Secured Note back to the Company for US$232.5 million, with the Company able to satisfy such amount in cash or by delivering common shares at its option. This right expires once such project financing is in place. If the Investors exercise this put right, the Investors’ right to purchase the Silver Royalty terminates.

●	If KSM’s EAC expires at anytime while the 2022 Secured Note is outstanding, the Investors can put the 2022 Secured Note back to the Company for US$247.5 million at any time over the following nine months, with the Company able to satisfy such amount in cash or by delivering common shares at its option. If the Investors exercise this put right, the Investors’ right to purchase the Silver Royalty terminates.

●	If commercial production is not achieved at KSM prior to the tenth anniversary from closing, the Silver Royalty payable to the Investors will increase to a 75% gross silver royalty (if the EAC expires during the term of the 2022 Secured Note and the corresponding put right is not exercised by the Investors, this uplift will occur at the thirteenth anniversary from closing).

●	No amount payable shall be paid in common shares if, after the payment, any of the Investors would own more than 9.9% of the Company’s outstanding shares.

●	The Company’s obligations under the 2022 Secured Note are secured by a charge over all of the assets of KSMCo and a limited recourse guarantee from the Company secured by a pledge of the shares of KSMCo.

To satisfy the interest payment on the 2022 Secured Note, during the current quarter, the Company issued 322,084 common shares, and subsequent to the quarter end the Company issued 315,289 common shares, in respect of the interest incurred during the first and second quarter of 2023, respectively.

A number of the above noted options within the agreement represent embedded derivatives. Management has elected to not separate these embedded derivatives from the underlying host secured note, and instead account for the entire secured note as a financial liability at fair value through profit or loss.

The Company entered into the loan commitment within the scope of IFRS 9 ‘Financial Instruments’ on February 25, 2022 related to the 2022 Secured Note, as at that date, the Company and the Investors were committed under pre-specified terms and conditions to complete the transaction. The loan commitment was initially recognized at a fair value of US$225 million. Upon funding of the 2022 Secured Note on March 24, 2022, the loan commitment was settled with no gain or loss recognized.

The 2022 Secured Note was recognized at its estimated fair value at initial recognition of $282.3 million (US$225 million) using a discounted cash flow model with a Monte Carlo simulation. This incorporated several scenarios and probabilities of the EAC expiring, achieving commercial production and securing project financing, silver prices forecast from five year quoted forward price, and the discount rates. During the six months ended June 30, 2023, the fair value of the 2022 Secured Note decreased, and the Company recorded $5.8 million gain (year ended December 31, 2022 - $18.7 million gain) on the remeasurement.

The following inputs and assumptions were used in the determination of fair value:

Inputs and assumptions	June 30, 2023	December 31, 2022
Forecast silver production in thousands of ounces	166,144	166,144
Five year quoted future silver price	US$28.27	US$29.38
Risk-free rate	3.8%	3.4%
Credit spread	5.4%	5.3%
Share price volatility	60%	60%
Silver royalty discount factor	9.1%	8.6%

The carrying amount for the 2022 Secured Note is as follows:

($000s)	June 30, 2023	December 31, 2022
Fair value beginning of the period	263,541	282,263
Change in fair value (gain) loss through profit and loss	1,367	(36,967)
Change in fair value (gain) loss through other comprehensive income (loss)	(1,127)	(2,912)
Foreign currency translation (gain) loss	(6,056)	21,157
Total change in fair value	(5,816)	(18,722)
Fair value end of the period	257,725	263,541

Sensitivity Analysis:

For the fair value of the 2022 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:

Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Silver price forward curve	● Future silver prices were 10% higher	$13.4
	● Future silver prices were 10% lower	$(13.5)

● Discount rates	● Discount rates were 1% higher	$(21.5)
	● Discount rates were 1% lower	$25.2
Key unobservable inputs
● Forecasted silver production	● Silver production indicated silver ounces were 10% higher	$13.4
	● Silver production indicated silver ounces were 10% lower	$(13.5)

(b)	2023 Secured Note

On June 29, 2023, the Company, through its wholly-owned subsidiary, KSM Mining ULC (“KSMCo”) executed an agreement to sell a secured note and royalty arrangement (collectively referred to as the “2023 Secured Note”) on the KSM Project with Sprott Private Resource Streaming and Royalty (B) Corp. (“Sprott”). The 2023 Secured Note has a principal amount of US$150 million, bears interest at 6.5% per annum and matures upon commercial production, March 24, 2032 or March 24, 2035. The arrangement includes conditions and multiple features that will alter the Company’s obligation to Sprott. The 2023 Secured Note includes options for Sprott to put the royalty back to the Company if the EAC expires or if project financing for construction is not secured. Unless Sprott exercises its put rights at an earlier date, the 2023 Secured Note is to be exchanged at maturity for a net smelter returns royalty (the “NSR”) on all metals produced from the KSM Project and sold, in the range of 1% to 1.5%, to be paid in perpetuity. The Company has the option to reduce the NSR percentage after commercial production.

The key terms of the 2023 Secured Note include:

●	The 2023 Secured Note matures (“Maturity Date”) at the earlier of:

a)	commercial production being achieved at KSM; and

b)	either March 24, 2032, or, if the environmental assessment certificate (“EAC”) expires and Sprott does not exercise its right to put the Note to the Company, March 24, 2035.

●	On the Maturity Date, the NSR is issued and Sprott may satisfy the obligation to pay the NSR purchase price of US$150 million with cash or setting-off the amount against the note principal amount due.

●	Prior to its maturity, the 2023 Secured Note bears interest at 6.5% per annum, payable quarterly in arrears. Payment of quarterly interest due from the closing date to the second anniversary is deferred and US$21.5 million must be paid on or before 30 months after the closing date. Deferred interest can be satisfied by way of cash, common shares or increasing the NSR percentage from 1 to 1.2%. The Company can elect to satisfy quarterly interest payments in cash or by having Seabridge issue common shares, with a value equal to a 5% discount on the 5-day volume weighted average trading price (“VWAP”).

●	Project Financing Repayment Amount: If project financing to develop, construct and place the KSM Project into commercial production is not in place by March 24, 2027, Sprott can put the Note back to the Company for:

a)	if the Company is obligated to sell Sprott a 1% NSR on the Maturity Date at the time US$155 million plus accrued and unpaid interest, or

b)	if the Company is obligated to sell Sprott a 1.2% or 1.5% NSR on the Maturity Date at the time, US$180 million plus accrued and unpaid interest.

●	EAC Repayment Amount: If the KSM Project’s EAC expires at anytime while the Note is outstanding, Sprott can put the Note back to the Company at any time over the following nine months for:

a)	if the Company is obligated to sell Sprott a 1% NSR on the Maturity Date at the time, US$165 million plus accrued and unpaid interest, or

b)	if the Company is obligated to sell Sprott a 1.2% NSR on the Maturity Date at the time, US$186.5 million plus accrued and unpaid interest.

●	No amount payable shall be paid in common shares if, after the payment, Sprott would own more than 9.9% of the Company’s outstanding shares.

If Sprott exercises these put rights, its right to purchase the NSR terminates. The Company can elect to make payment in the form of Seabridge common shares instead of cash for the EAC and the Project Financing Repayment Amount, the Deferred interest Payment and any Interest Payment described above.

A number of the above noted options within the agreement represent embedded derivatives. Management has elected to not separate these embedded derivatives from the underlying host secured note, and instead account for the entire secured note as a financial liability at fair value through profit or loss.

The 2023 Secured Note was recognized at its estimated fair value at initial recognition of $198.8 million (US$150 million) using a discounted cash flow model with a Monte Carlo simulation. This incorporated several scenarios and probabilities of the EAC expiring, achieving commercial production and securing project financing, metal prices forecast and discount rates. The fair value of the 2023 Secured Note remained unchanged, from the initial recognition on June 29, 2023 to June 30, 2023, except for a $0.2 million gain due to foreign currency translation.

The following inputs and assumptions were used in the determination of fair value:

Inputs and assumptions	June 29, 2023
Forecast NSR:
Gold in thousands of ounces		10,500
Silver in thousands of ounces		29,876
Copper in millions of pounds		19,322,467
Molybdenum in millions of pounds		152,310
Five year quoted future metal price
Gold per ounce	US$	2,352.04
Silver per ounce	US$	27.51
Copper per pound	US$	3.64
Molybdenum per pound	US$	22.99
Risk-free rate		3.9%
Credit spread		5.4%
Share price volatility		60%
NSR royalty discount factor		9.1%

Sensitivity Analysis:

For the fair value of the 2023 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:

Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:

● Metals price forward curve	● Future metal prices were 10% higher	$13.2
	● Future metal prices were 10% lower	$(13.2)

● Discount rates	● Discount rates were 1% higher	$(22.5)
	● Discount rates were 1% lower	$26.2
Key unobservable inputs
● Forecasted metal production	● Metal production indicated volumes were 10% higher	$13.2
	● Metal production indicated volumes were 10% lower	$(13.2)